Intangible assets	12 Months Ended
Dec. 31, 2020
Intangible assets
Intangible assets

16 Intangible assets

	2020			2019
	Goodwill	Other (1)	Total	Goodwill	Other (1)	Total
Cost	£m	£m	£m	£m	£m	£m
At 1 January	9,980	2,293	12,273	18,164	2,024	20,188
Currency translation and other adjustments	—	(1)	(1)	(180)	2	(178)
Acquisition of subsidiaries	—	—	—	1	—	1
Additions	—	348	348	—	380	380
Disposals and write-off of fully amortised assets (2)	(41)	(48)	(89)	(8,005)	(113)	(8,118)
At 31 December	9,939	2,592	12,531	9,980	2,293	12,273
Accumulated amortisation and impairment
At 1 January	4,373	1,278	5,651	12,558	1,014	13,572
Currency translation and other adjustments	—	1	1	(180)	1	(179)
Disposals and write-off of fully amortised assets	(41)	(26)	(67)	(8,005)	(72)	(8,077)
Charge for the year	—	282	282	—	291	291
Impairment of intangible assets	—	9	9	—	44	44
At 31 December	4,332	1,544	5,876	4,373	1,278	5,651
Net book value at 31 December	5,607	1,048	6,655	5,607	1,015	6,622

Notes:

(1)	Principally internally generated software.
(2)	Write-off of fully amortised Goodwill for £8 billion in 2019 that arose on the acquisition of ABN AMRO Holding N.V..

Intangible assets other than goodwill are reviewed for indicators of impairment. In 2020 £9 million (2019 - £44 million) of previously capitalised software was impaired primarily as a result of software which is no longer expected to yield future economic benefit.

NatWest Group’s goodwill acquired in business combinations analysed by reportable segment is in Note 4 Segmental analysis. It is reviewed annually at 31 December for impairment. No impairment was indicated at 31 December 2020 or 2019.

Impairment testing involves the comparison of the carrying value of each cash-generating unit (CGU) with its recoverable amount. The carrying values of the segments reflect the equity allocations made by management which are consistent with NatWest Group’s capital targets. Recoverable amount is the higher of fair value less costs of disposal and value in use. Value in use is the present value of expected future cash flows from the CGU. Fair value is the price that would be received to sell an asset in an orderly transaction between market participants. The recoverable amounts for all CGUs at 31 December 2020 were based on value in use, using management's latest five-year revenue and cost forecasts. These are discounted cash flow projections over five years. The forecast is then extrapolated in perpetuity using a long-term growth rate to compute a terminal value, which comprises the majority of the value in use. The long-term growth rates have been based on expected nominal growth of the CGUs. The pre-tax risk discount rates are based on those observed to be applied to businesses regarded as peers of the CGUs.

Critical accounting policy: Goodwill

Critical estimates

Impairment testing involves a number of judgments. The key judgments are the five-year cash flow forecast, the long-term growth rate used to derive the terminal value, and the discount rate. Future value in use is primarily affected by changes in profitability, and changes in discount rate. Adverse changes could lead to value in use falling below carrying value. The most likely cause for this would be a failure to meet budgets, including cost targets, or external downgrades in the UK economy.

The recoverable amount exceeds the carrying value for each CGU at 31 December 2020. Alternative scenarios applied to consider the recoverability of the Commercial Banking goodwill indicated that there were possibilities of partial / full impairment for worse economic outlooks or failure to meet income or cost forecasts. The conclusion that Commercial Banking goodwill was recoverable reflected the current ECL outlook and management plans for costs and revenues. An impairment of Commercial Banking goodwill is possible if there is a further economic deterioration or other negative effects on costs and revenues.

The impact of reasonably possible changes to the more significant variables in the value in use calculations are presented below. This reflects the sensitivity of the VIU to each key assumption on its own. It is possible that more than one change may occur at the same time.

						Consequential impact of 1%		Consequential impact of 5%
		Assumptions			Recoverable	adverse movement		adverse movement
		Terminal	Pre-tax	Cost:	amount exceeded	Discount	Terminal	Forecast	Forecast
	Goodwill	growth rate	discount rate	income ratio (1)	carrying value	rate	growth rate	Income	cost
31 December 2020	£bn	%	%	%	£bn	£bn	£bn	£bn	£bn
Retail Banking	2.7	1.6	13.7	48.3	5.9	(1.8)	(0.8)	(2.0)	(0.9)
Commercial Banking	2.6	1.6	13.7	53.7	1.5	(1.5)	(0.5)	(1.8)	(0.9)
RBS International	0.3	1.6	12.1	42.7	1.1	(0.4)	(0.2)	(0.3)	(0.1)

31 December 2019
Retail Banking	2.7	1.6	13.3	47.9	8.7	(2.2)	(1.0)	(2.1)	(0.9)
Commercial Banking	2.6	1.6	13.4	53.8	4.1	(1.8)	(0.7)	(2.1)	(1.1)
RBS International	0.3	1.6	12.0	37.5	2.1	(0.5)	(0.3)	(0.4)	(0.1)

Note:

(1)	Average Cost:income ratio % over the 5-year forecast period.

The following table gives the percentage change in key assumptions that would reduce the headroom of CGUs to nil.

	2020				2019
	Terminal	Pre-tax	Forecast	Forecast	Terminal	Pre-tax	Forecast	Forecast
	growth rate	discount rate	income	cost	growth rate	discount rate	income	cost
Change in key assumptions to reduce headroom to nil (%)%		%	%	%	%	%	%	%
Retail Banking	(25.4)	6.2	(14.6)	33.9	(83.0)	8.5	(20.4)	48.0
Commercial Banking	(4.0)	1.3	(4.1)	8.2	(16.4)	3.5	(9.8)	19.4
RBS International	(10.8)	4.4	(18.6)	52.8	(44.2)	8.2	(28.1)	85.6